Net income (loss) per share and net income (loss) attributable to common stockholders	12 Months Ended
Dec. 31, 2022
Net income (loss) per share and net income (loss) attributable to common stockholders
Net income (loss) per share and net income (loss) attributable to common stockholders

15. Net income (loss) per share and net income (loss) attributable to common stockholders

The following table details the computation of the basic and diluted net income (loss) per share:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net income (loss) attributable to X Financial	(1,308,502,575)	825,407,023	811,996,439	117,728,417
Shares (denominator):
Weighted average number of ordinary shares used in computing basic EPS	321,236,089	329,230,273	316,444,826	316,444,826
Basic net income (loss) per share	(4.07)	2.51	2.57	0.37
Diluted effects of stock options and RSUs	—	7,650,809	5,958,561	5,958,561
Weighted average number of ordinary shares used in computing diluted EPS	321,236,089	336,881,082	322,403,387	322,403,387
Diluted net income (loss) per share	(4.07)	2.45	2.52	0.37

Diluted income (loss) per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
Stock options	52,198,603	32,139,614	29,293,014
Restricted stocks units	6,285,294	27,100,812	21,398,126